PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 44	¥ 304	¥ 510	¥ 565
Net book Value	61	424	715	1,203
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book Value	4	31	34	37
Machinery and Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value	6	41	55	72
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Net book Value	31	212	472	915
Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value	$ 20	140	154	179
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,437	4,505
Additions		17	28
Disposal		(109)	(70)
Foreign exchange difference			(26)
Balance at ending		4,345	4,437	4,505
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		46	46
Additions
Disposal
Foreign exchange difference
Balance at ending		46	46	46
Gross carrying amount [member] | Machinery and Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,177	1,231
Additions		8
Disposal			(28)
Foreign exchange difference			(26)
Balance at ending		1,185	1,177	1,231
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,486	2,528
Additions
Disposal		(16)	(42)
Foreign exchange difference
Balance at ending		2,470	2,486	2,528
Gross carrying amount [member] | Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		728	700
Additions		9	28
Disposal		(93)
Foreign exchange difference
Balance at ending		644	728	700
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(3,722)	(3,302)
Depreciation charge		(304)	(510)
Disposal		105	64
Foreign exchange difference			26
Balance at ending		(3,921)	(3,722)	(3,302)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(12)	(9)
Depreciation charge		(3)	(3)
Disposal
Foreign exchange difference
Balance at ending		(15)	(12)	(9)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,122)	(1,159)
Depreciation charge		(22)	(13)
Disposal			24
Foreign exchange difference			26
Balance at ending			(1,122)	(1,159)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(2,014)	(1,613)
Depreciation charge		(259)	(441)
Disposal		15	40
Foreign exchange difference
Balance at ending		(2,258)	(2,014)	(1,613)
Accumulated depreciation, amortisation and impairment [member] | Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(574)	(521)
Depreciation charge		(20)	(53)
Disposal		90
Foreign exchange difference
Balance at ending		(504)	¥ (574)	¥ (521)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at ending		¥ (1,144)